Exploration and evaluation of oil and gas reserves	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Exploration and evaluation of oil and gas reserves
15.	Exploration and evaluation of oil and gas reserves

The exploration and evaluation activities include the search for oil and gas reserves from obtaining the legal rights to explore a specific area to the declaration of the technical and commercial viability of the reserves.

Changes in the balances of capitalized costs directly associated with exploratory wells pending determination of proved reserves and the balance of amounts paid for obtaining rights and concessions for exploration of oil and natural gas (capitalized acquisition costs) are set out in the following table:

	12.31.2018	12.31.2017
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs (*)
Property plant and equipment
Opening Balance	4,522	5,133
Additions to capitalized costs pending determination of proved reserves	379	797
Capitalized exploratory costs charged to expense	(10)	(107)
Transfers upon recognition of proved reserves	(95)	(1,227)
Cumulative translation adjustment	(664)	(74)
Closing Balance	4,132	4,522
Intangible Assets	1,980	1,390
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	6,112	5,912

(*) Amounts capitalized and subsequently expensed in the same period have been excluded from this table.

For detailed information about signature bonus paid and declaration of commerciality in 2018, see note 13.

Exploration costs recognized in the statement of income and cash used in oil and gas exploration and evaluation activities are set out in the following table:

	2018	2017	2016
Exploration costs recognized in the statement of income
Geological and geophysical expenses	330	361	371
Exploration expenditures written off (includes dry wells and signature bonuses)	87	279	1,281
Contractual penalties	91	152	46
Other exploration expenses	16	8	63
Total expenses	524	800	1,761

Cash used in :	2018	2017	2016
Operating activities	346	371	435
Investment activities	1,273	1,794	1,075
Total cash used	1,619	2,165	1,510

For the year ended December 31, 2018, the Company recognized a provision in the amount of US$ 91 arising from potential contractual penalties for non-compliance with minimum percentages of local content in 131 blocks for which the exploratory phases were concluded.

15.1.	Aging of Capitalized Exploratory Well Costs

The following tables set out the amounts of exploratory well costs that have been capitalized for a period of one year or more after the completion of drilling, the number of projects whose costs have been capitalized for a period greater than one year, and an aging of those amounts by year (including the number of wells relating to those costs):

Aging of capitalized exploratory well costs (*)

	2018	2017
Exploratory well costs capitalized for a period of one year	85	111
Exploratory well costs capitalized for a period greater than one year	4,047	4,411
Total capitalized exploratory well costs	4,132	4,522

Number of projects relating to exploratory well costs capitalized for a period greater than one year	49	54

	Capitalized costs (2018)	Number of wells
2017	52	2
2016	288	4
2015	806	16
2014	1,041	16
2013 and previous years	1,860	36
Exploratory well costs that have been capitalized for a period greater than one year	4,047	74

(*) Amounts paid for obtaining rights and concessions for exploration of oil and gas (capitalized acquisition costs) are not included.

Exploratory well costs that have been capitalized for a period greater than one year since the completion of drilling amount to US$ 4,047. Those costs relate to 49 projects comprising (i) US$3,834 for wells in areas in which there has been ongoing drilling or firmly planned drilling activities in the near term and for which an evaluation plan (“Plano de Avaliação”) has been submitted for approval by ANP; and (ii) US$213 relate to costs incurred to evaluate the reserves and their potential development.